UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6198
                                   ----------

                       TEMPLETON CAPITAL ACCUMULATOR FUND
                     --------------------------------------
              (Exact name of registrant as specified in charter)


             500 EAST BROWARD BLVD., FORT LAUDERDALE, FL 33394-3091
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)


       MURRAY L. SIMPSON, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (954) 527-7500
                                                          --------------

Date of fiscal year end: 8/31
                         ----

Date of reporting period: 8/31/03
                          -------



ITEM 1. REPORTS TO STOCKHOLDERS





                                                            AUGUST 31, 2003





[GRAPHIC OMITTED]

                      ANNUAL REPORT AND SHAREHOLDER LETTER

                                                                   GLOBAL



                                TEMPLETON CAPITAL
                                ACCUMULATOR FUND








                                 [LOGO OMITTED]
                            FRANKLIN(R) TEMPLETON(R)
                                  INVESTMENTS

                       Franklin o TEMPLETON o Mutual Series


Franklin Templeton Investments

GAIN FROM OUR PERSPECTIVE


Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.


SPECIALIZED EXPERTISE

Each of our portfolio management groups operates autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

FRANKLIN. Founded in 1947, Franklin is a leader in tax-free investing and a driving force in fixed income investing around the globe. They also bring expertise in growth- and value-style U.S. equity investing.

TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with research offices in over 25 countries, they offer investors the broadest global reach in the industry.

MUTUAL SERIES. Established in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among undervalued stocks, arbitrage situations and distressed companies.


TRUE DIVERSIFICATION

Because our management groups work independently and adhere to distinctly different investment approaches, Franklin, Templeton and Mutual Series funds typically have a low overlap of securities. That's why our funds can be used to build truly diversified portfolios covering every major asset class.


RELIABILITY YOU CAN TRUST

At Franklin Templeton Investments, we seek to consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable account services that have helped us become one of the most trusted names in financial services.



MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

[GRAPHIC OMITTED]

Not part of the annual report



                       Contents


SHAREHOLDER LETTER ............................  1

ANNUAL REPORT

Templeton Capital Accumulator Fund ............  3

Performance Summary ...........................  6

Financial Highlights &
Statement of Investments ......................  9

Financial Statements .......................... 15

Notes to Financial Statements ................. 18

Independent Auditors' Report .................. 22

Tax Designation ............................... 23

Board Members and Officers .................... 24

Proxy Voting Policies and Procedures .......... 30

--------------------------------------------------------------------------------




Annual Report

Templeton Capital Accumulator Fund

YOUR FUND'S GOAL AND PRIMARY INVESTMENTS: Templeton Capital Accumulator Fund seeks long-term capital growth. Under normal market conditions, the Fund invests in equity securities and debt obligations of companies and governments of any nation.

This annual report for Templeton Capital Accumulator Fund covers the fiscal year ended August 31, 2003.


PERFORMANCE OVERVIEW

For the 12 months under review, Templeton Capital Accumulator Fund delivered a 10.86% cumulative total return, as shown in the Performance Summary beginning on page 6. The Fund's benchmark, the Morgan Stanley Capital International (MSCI) All Country (AC) World Free Index, posted a 12.16% total return for the same period. 1


ECONOMIC AND MARKET OVERVIEW

In the first half of 2003, gross domestic product growth accelerated in the U.S. and many emerging market economies; however, it lagged in Japan and the 12-nation euro zone mainly because of structural issues, including restrictive labor practices that have limited the ability of companies in those countries to lay off workers to control costs, and the relative weakening of the U.S. dollar versus the euro, which has made European imports into the U.S. less competitive. As the year progressed, investors appeared to downplay employment numbers and sluggish euro-zone growth predictions, and instead seemed to focus on stronger-than-expected earnings reports and corporate optimism for the second half of 2003.

Although investor pessimism seemingly prevailed in the first half of the Fund's fiscal year, investor optimism about a global economic recovery appeared to dominate the second half. Initially, the main drivers of the pessimism were fears of terrorist attacks, a potential war in Iraq and then the actual war, tensions with North Korea, disruption in oil production in Venezuela, and the spread of

[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

GEOGRAPHIC DISTRIBUTION
Based on Total Net Assets as of 8/31/03

Europe ....................................... 41.7%
North America ................................ 21.1%
Asia ......................................... 14.7%
Australia ....................................  3.6%
Latin America ................................  1.9%
Middle East & Africa .........................  0.8%
Short-Term Investments & Other net Assets .... 16.2%

1. Source: Standard & Poor's Micropal. The unmanaged MSCI AC World Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in developed and emerging markets globally. The index includes reinvested dividends. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND COMPLETE LEGAL TITLES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 10.


                                                            Annual Report  | 3


TOP 10 SECTORS/INDUSTRIES
8/31/03

--------------------------------------------------
                                        % of Total
                                        Net Assets
--------------------------------------------------
Diversified Telecommunication Services        7.5%
--------------------------------------------------
Pharmaceuticals                               6.8%
--------------------------------------------------
Insurance                                     5.9%
--------------------------------------------------
Oil & Gas                                     5.3%
--------------------------------------------------
Commercial Banks                              5.0%
--------------------------------------------------
Metals & Mining                               4.2%
--------------------------------------------------
Household Durables                            4.1%
--------------------------------------------------
Machinery                                     3.6%
--------------------------------------------------
Paper & Forest Products                       3.6%
--------------------------------------------------
Food Products                                 3.4%
--------------------------------------------------

severe acute respiratory syndrome. As these issues were either resolved or perceived as less threatening to global economic recovery, investor sentiment improved during the reporting period.

Global stock markets generally mirrored changes in investor sentiment. Many global stock markets experienced a sell-off in the first half of the Fund's fiscal year; however, they rebounded in the second half, with stock market increases in 2003's second quarter representing the largest quarterly gain in global equities since fourth quarter 1998. Beginning in March 2003, improving sentiment appeared to prompt many investors to swap into economically sensitive and financially leveraged companies, such as cyclicals, technology, small-cap stocks and emerging markets equities that in preceding quarters had performed poorly. For the Fund's fiscal year, most local stock market indexes in Asia, Europe and the Americas posted double-digit total returns in U.S. dollars.

Stock markets benefited from low inflation and accommodative fiscal and monetary policies in many countries, including the U.S. In addition, bonds as an investment alternative appeared less attractive due to higher relative tax rates on interest income compared with stock dividends.


INVESTMENT STRATEGY

Our investment strategy employs a "bottom-up," value-oriented, long-term approach. We focus on the market price of a company's securities relative to our evaluation of the company's long-term earnings, asset value and cash flow potential. As we look worldwide, we consider specific companies, rather than sectors or countries, while doing in-depth research to construct a bargain list from which we buy.


MANAGER'S DISCUSSION

The Fund benefited from its holdings in the industrials sector, which performed well during the reporting period relative to the Fund's benchmark. For example, Volvo, a global truck manufacturer, and Atlas Copco, a global industrial component producer, both increased in value during the period. Although the Fund held an equal weighting in the energy sector compared with its benchmark, its Husky Energy and Norsk Hydro holdings helped relative returns. Additionally, the Fund's underweighted exposure in the weak consumer staples sector relative to its benchmark contributed positively to performance.





4 |  Annual Report



On the other hand, the Fund's underweighting in the information technology sector, which outperformed most other sectors during the period, hurt relative performance. Specific holdings that posted negative returns include Japanese electronics company Sony and South Korean financial firm Kookmin Bank. However, our analysis indicated that long-term fundamentals for both stocks were strong and we continued to hold them.

It is important to note that there are special risks involved with global investing related to market, currency, economic, social, political and other factors. Emerging markets securities involve similar but heightened risks, in addition to those associated with their relatively small size and lesser liquidity. Investing in any emerging market means accepting a certain amount of volatility and, in some cases, severe market corrections. These risks and other considerations are discussed in the Fund's prospectus.

Thank you for your continued participation in Templeton Capital Accumulator Fund. We look forward to serving your future investment needs.





/S/GARY P. MOTYL

Gary P. Motyl
Portfolio Manager
Templeton Capital Accumulator Fund




THIS DISCUSSION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF AUGUST 31, 2003, THE END OF THE REPORTING PERIOD. OUR STRATEGIES AND THE FUND'S PORTFOLIO COMPOSITION WILL CHANGE DEPENDING ON MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE INVESTMENT MANAGER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


TOP 10 EQUITY HOLDINGS
8/31/03
------------------------------------------
COMPANY                         % OF TOTAL
SECTOR/INDUSTRY, COUNTRY        NET ASSETS
------------------------------------------
Samsung Electronics Co. Ltd.          2.3%
 SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT, SOUTH KOREA
------------------------------------------
Mylan Laboratories Inc.               1.8%
 PHARMACEUTICALS, U.S.
------------------------------------------
BHP Billiton PLC                      1.6%
 METALS & MINING, AUSTRALIA
------------------------------------------
Aventis SA                            1.6%
 PHARMACEUTICALS, FRANCE
------------------------------------------
E.ON AG                               1.5%
 ELECTRIC UTILITIES, GERMANY
------------------------------------------
Koninklijke Philips Electronics NV    1.5%
 HOUSEHOLD DURABLES, NETHERLANDS
------------------------------------------
Telefonica SA                         1.5%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, SPAIN
------------------------------------------
BCE Inc.                              1.4%
 DIVERSIFIED TELECOMMUNICATION
 SERVICES, CANADA
------------------------------------------
Abbott Laboratories                   1.3%
 PHARMACEUTICALS, U.S.
------------------------------------------
Procter & Gamble Co.                  1.2%
 HOUSEHOLD PRODUCTS, U.S.
------------------------------------------

                                                           Annual Report  | 5


Performance Summary as of 8/31/03

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table and graph do not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects the Fund's dividend income, capital gain distributions, if any, and any unrealized gains or losses.



PRICE AND DISTRIBUTION INFORMATION
--------------------------------------------------------------------------------------------------
                                                        CHANGE           8/31/03           8/31/02
--------------------------------------------------------------------------------------------------
  Net Asset Value (NAV)                                 +$0.89            $10.18            $9.29
--------------------------------------------------------------------------------------------------
  DISTRIBUTIONS (9/1/02-8/31/03)
--------------------------------------------------------------------------------------------------
  Dividend Income                       $0.0988
--------------------------------------------------------------------------------------------------

PERFORMANCE 1
--------------------------------------------------------------------------------------------------
                                                        1-YEAR           5-YEAR           10-YEAR
--------------------------------------------------------------------------------------------------
  Cumulative Total Return 2                             10.86%            32.90%          122.18%
--------------------------------------------------------------------------------------------------
  Average Annual Total Return 3                         10.86%             5.85%            8.31%
--------------------------------------------------------------------------------------------------
  Value of $10,000 Investment 4                        $11,086           $13,290          $22,218
--------------------------------------------------------------------------------------------------
  Avg. Ann. Total Return (9/30/03) 5                    26.55%             6.05%            8.32%
--------------------------------------------------------------------------------------------------

ONGOING MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE; MORE RECENT RETURNS MAY DIFFER FROM THOSE SHOWN. SINCE MARKETS CAN GO DOWN AS WELL AS UP, INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE WITH MARKET CONDITIONS, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES.

FOR MORE CURRENT PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT
FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


6 |  Past performance does not guarantee future results.  |  Annual Report



Performance Summary (CONTINUED)

TOTAL RETURN INDEX COMPARISON FOR HYPOTHETICAL $10,000 INVESTMENT 1

Total return represents the change in value of an investment over the periods shown assuming reinvestment of distributions at net asset value. It does not include the effect of paying sales and creation charges applicable to purchases of Fund shares through Templeton Capital Accumulation Plans, which may vary as discussed in the Plans' prospectus. For the first year of a Plan, these charges can amount to 50% of the total amount invested during the year. Total returns would have been lower if these charges had been applied. Please refer to the Templeton Capital Accumulation Plans' prospectus for information regarding applicable sales charges. The unmanaged index differs from the Fund in composition, does not pay management fees or expenses and includes reinvested dividends. One cannot invest directly in an index. The Consumer Price Index
(CPI), calculated by the U.S. Bureau of Labor Statistics, is a commonly used measure of the inflation rate.



[GRAPHIC OMITTED]
EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC AS FOLLOWS:

The following line graph compares the performance of Templeton Capital Accumulator Fund - Class A with that of the MSCI AC World Free Index 6 and the CPI 6 based on a $10,000 investment from 9/1/93 to 8/31/03.

             Templeton Capital  MSCI AC World
             Accumulator Fund*   Free Index       CPI
             -----------------  -------------   -------
9/1/93            $10,000         $10,000       $10,000
9/30/93            $9,985          $9,832       $10,021
10/31/93          $10,480         $10,124       $10,062
11/30/93          $10,206          $9,597       $10,069
12/31/93          $11,103         $10,116       $10,069
1/31/94           $11,921         $10,787       $10,097
2/28/94           $11,683         $10,631       $10,131
3/31/94           $11,163         $10,154       $10,166
4/30/94           $11,296         $10,430       $10,180
5/31/94           $11,430         $10,491       $10,186
6/30/94           $11,081         $10,440       $10,221
7/31/94           $11,579         $10,671       $10,249
8/31/94           $12,047         $11,051       $10,290
9/30/94           $11,817         $10,792       $10,318
10/31/94          $11,966         $11,069       $10,325
11/30/94          $11,535         $10,588       $10,338
12/31/94          $11,401         $10,625       $10,338
1/31/95           $11,190         $10,409       $10,380
2/28/95           $11,432         $10,520       $10,421
3/31/95           $11,604         $11,002       $10,456
4/30/95           $11,909         $11,402       $10,490
5/31/95           $12,276         $11,528       $10,511
6/30/95           $12,378         $11,530       $10,532
7/31/95           $12,776         $12,088       $10,532
8/31/95           $12,456         $11,823       $10,559
9/30/95           $12,745         $12,149       $10,580
10/31/95          $12,439         $11,946       $10,615
11/30/95          $12,701         $12,321       $10,608
12/31/95          $13,089         $12,692       $10,601
1/31/96           $13,368         $12,975       $10,663
2/29/96           $13,568         $13,029       $10,698
3/31/96           $13,776         $13,229       $10,753
4/30/96           $14,383         $13,552       $10,794
5/31/96           $14,559         $13,566       $10,815
6/30/96           $14,575         $13,641       $10,822
7/31/96           $14,064         $13,131       $10,843
8/31/96           $14,511         $13,293       $10,863
9/30/96           $14,719         $13,784       $10,898
10/31/96          $14,931         $13,839       $10,932
11/30/96          $15,707         $14,579       $10,953
12/31/96          $16,096         $14,368       $10,953
1/31/97           $16,410         $14,609       $10,988
2/28/97           $16,510         $14,808       $11,022
3/31/97           $16,559         $14,512       $11,050
4/30/97           $16,559         $14,978       $11,064
5/31/97           $17,436         $15,872       $11,057
6/30/97           $18,296         $16,684       $11,070
7/31/97           $19,090         $17,438       $11,084
8/31/97           $18,147         $16,215       $11,105
9/30/97           $19,487         $17,079       $11,133
10/31/97          $18,040         $16,062       $11,160
11/30/97          $17,871         $16,308       $11,153
12/31/97          $17,892         $16,522       $11,140
1/31/98           $18,030         $16,886       $11,160
2/28/98           $19,341         $18,041       $11,181
3/31/98           $20,428         $18,811       $11,202
4/30/98           $20,618         $18,987       $11,222
5/31/98           $20,273         $18,627       $11,243
6/30/98           $19,945         $18,963       $11,257
7/31/98           $19,979         $18,969       $11,271
8/31/98           $16,719         $16,311       $11,285
9/30/98           $16,546         $16,636       $11,298
10/31/98          $18,026         $18,155       $11,326
11/30/98          $19,135         $19,257       $11,326
12/31/98          $19,428         $20,151       $11,319
1/31/99           $19,446         $20,563       $11,347
2/28/99           $19,191         $20,046       $11,360
3/31/99           $20,139         $20,948       $11,395
4/30/99           $21,979         $21,853       $11,478
5/31/99           $21,214         $21,081       $11,478
6/30/99           $22,417         $22,131       $11,478
7/31/99           $22,271         $22,040       $11,512
8/31/99           $22,070         $22,014       $11,540
9/30/99           $21,378         $21,776       $11,595
10/31/99          $21,860         $22,879       $11,616
11/30/99          $22,976         $23,590       $11,623
12/31/99          $25,102         $25,555       $11,623
1/31/00           $24,003         $24,177       $11,657
2/29/00           $24,543         $24,259       $11,727
3/31/00           $25,352         $25,854       $11,823
4/30/00           $24,312         $24,694       $11,830
5/31/00           $24,042         $24,053       $11,844
6/30/00           $24,986         $24,868       $11,906
7/31/00           $24,793         $24,138       $11,934
8/31/00           $25,699         $24,888       $11,934
9/30/00           $24,504         $23,521       $11,996
10/31/00          $24,277         $23,061       $12,017
11/30/00          $23,878         $21,633       $12,023
12/31/00          $24,951         $21,994       $12,017
1/31/01           $25,377         $22,550       $12,093
2/28/01           $24,716         $20,653       $12,141
3/31/01           $23,160         $19,262       $12,169
4/30/01           $24,333         $20,665       $12,217
5/31/01           $24,333         $20,435       $12,272
6/30/01           $23,842         $19,809       $12,293
7/31/01           $23,629         $19,497       $12,258
8/31/01           $23,138         $18,601       $12,258
9/30/01           $20,323         $16,902       $12,314
10/31/01          $20,837         $17,261       $12,272
11/30/01          $22,302         $18,322       $12,251
12/31/01          $22,695         $18,494       $12,203
1/31/02           $22,048         $17,987       $12,231
2/28/02           $22,264         $17,855       $12,279
3/31/02           $23,407         $18,662       $12,348
4/30/02           $23,170         $18,071       $12,417
5/31/02           $23,494         $18,096       $12,417
6/30/02           $22,329         $16,992       $12,424
7/31/02           $20,128         $15,567       $12,438
8/31/02           $20,042         $15,607       $12,479
9/30/02           $17,539         $13,895       $12,500
10/31/02          $18,421         $14,918       $12,521
11/30/02          $19,729         $15,734       $12,521
12/31/02          $18,748         $14,984       $12,493
1/31/03           $18,312         $14,547       $12,548
2/28/03           $17,810         $14,292       $12,645
3/31/03           $17,373         $14,238       $12,721
4/30/03           $19,206         $15,509       $12,693
5/31/03           $20,341         $16,412       $12,673
6/30/03           $20,800         $16,727       $12,686
7/31/03           $21,520         $17,098       $12,700
8/31/03           $22,218         $17,504       $12,749

     Annual Report  |  Past performance does not guarantee future results.  | 7



Performance Summary (CONTINUED)

ENDNOTES


THE FUND INVESTS IN FOREIGN SECURITIES, WHICH CAN INVOLVE EXPOSURE TO CURRENCY VOLATILITY AND POLITICAL, ECONOMIC AND REGULATORY UNCERTAINTY. INVESTMENTS IN DEVELOPING MARKETS INVOLVE HEIGHTENED RISKS RELATED TO THE SAME FACTORS, IN ADDITION TO THOSE ASSOCIATED WITH THEIR SMALL SIZE AND LESSER LIQUIDITY. THESE AND OTHER RISKS ARE DISCUSSED MORE FULLY IN THE FUND'S PROSPECTUS.

1. Calculations do not include the effect of paying sales and creation charges applicable to purchases of Fund shares through Templeton Capital Accumulation Plans, which may vary as discussed in the Plans' prospectuses. For the first year of a Plan, these charges can amount to 50% of the total amount invested during the year. Total returns would have been lower if these charges had been applied. Please refer to the Templeton Capital Accumulation Plans' prospectuses for information regarding applicable sales charges. Past expense reductions by the Fund's manager increased the Fund's total returns. Without these reductions, the Fund's total returns would have been lower.
2. Cumulative total return represents the change in value of an investment over the periods indicated.
3. Average annual total return represents the average annual change in value of an investment over the periods indicated.
4. These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated.
5. In accordance with SEC rules, we provide standardized average annual total return information through the latest calendar quarter.
6. Source: Standard & Poor's Micropal. The MSCI AC World Free Index is market capitalization-weighted and measures total returns of equity securities available to foreign (non-local) investors in developed and emerging markets globally.




8 |  Past performance does not guarantee future results.  |  Annual Report




Templeton Capital Accumulator Fund

FINANCIAL HIGHLIGHTS

                                                                 ---------------------------------------------------------
                                                                                     YEAR ENDED AUGUST 31,
                                                                    2003        2002        2001        2000        1999
                                                                 ---------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)
Net asset value, beginning of year ............................     $9.29      $10.85      $13.34      $12.11       $9.69
                                                                 ---------------------------------------------------------

Income from investment operations:

 Net investment income a ......................................       .12         .12         .16         .16         .18

 Net realized and unrealized gains (losses) ...................       .87       (1.57)      (1.45)       1.71        2.78
                                                                 ---------------------------------------------------------
Total from investment operations ..............................       .99       (1.45)      (1.29)       1.87        2.96
                                                                 ---------------------------------------------------------
Less distributions from:

 Net investment income ........................................      (.10)       (.11)       (.16)       (.15)       (.18)

 Net realized gains ...........................................        --          --       (1.04)       (.49)       (.36)
                                                                 ---------------------------------------------------------
Total distributions ...........................................      (.10)       (.11)      (1.20)       (.64)       (.54)
                                                                 ---------------------------------------------------------
Net asset value, end of year ..................................    $10.18       $9.29      $10.85      $13.34      $12.11
                                                                 ---------------------------------------------------------
Total return b ................................................    10.86%    (13.38)%     (9.96)%      16.44%      32.01%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of year (000's) ...............................  $457,645    $354,042    $364,236    $370,029    $291,136

Ratios to average net assets:

 Expenses .....................................................     1.12%       1.11%       1.05%       1.03%       1.11%

 Net investment income ........................................     1.35%       1.13%       1.35%       1.24%       1.60%

Portfolio turnover rate .......................................    21.32%      14.28%      22.37%      32.13%      13.96%


aBased on average weighted shares outstanding.
bTotal return is not annualized for periods less than one year.

                      Annual Report  |  See notes to financial statements.  | 9


Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003

---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS 83.0%
   AUSTRALIA 3.1%
   Alumina Ltd. ..............................             Metals & Mining                   800,000        $    2,614,887
   Australia & New Zealand Banking
    Group Ltd. ...............................            Commercial Banks                   200,000             2,267,961
   BHP Billiton PLC ..........................             Metals & Mining                 1,145,014             7,525,242
a  WMC Resources Ltd. ........................             Metals & Mining                   600,000             1,584,466
                                                                                                            ---------------
                                                                                                                13,992,556
                                                                                                            ---------------
   BERMUDA 1.6%
   Ace Ltd. ..................................                Insurance                      123,000             3,960,600
   XL Capital Ltd., A ........................                Insurance                       45,000             3,408,750
                                                                                                            ---------------
                                                                                                                 7,369,350
                                                                                                            ---------------
   BRAZIL .5%
   Embraer-Empresa Brasileira de Aeronautica
    SA, ADR ..................................           Aerospace & Defense                 112,725             2,298,463
                                                                                                            ---------------
   CANADA 4.0%
   Alcan Inc. ................................             Metals & Mining                   142,400             5,179,088
   BCE Inc. .................................. Diversified Telecommunication Services        291,200             6,304,103
a  Celestica Inc. ............................   Electronic Equipment & Instruments          183,000             3,213,697
   Husky Energy Inc. .........................                Oil & Gas                      245,000             3,505,929
                                                                                                            ---------------
                                                                                                                18,202,817
                                                                                                            ---------------
   CHILE .7%
   Cia de Telecomunicaciones de Chile SA,
    ADR ...................................... Diversified Telecommunication Services        261,725             3,410,277
                                                                                                            ---------------
   CHINA .6%
   China Mobile (Hong Kong) Ltd. .............   Wireless Telecommunication Services       1,101,000             2,830,370
                                                                                                            ---------------
   FINLAND .8%
   Stora Enso OYJ, R (EUR/FIM Traded) ........         Paper & Forest Products               140,400             1,828,161
   Stora Enso OYJ, R (SEK Traded) ............         Paper & Forest Products               130,627             1,687,284
                                                                                                            ---------------
                                                                                                                 3,515,445
                                                                                                            ---------------
   FRANCE 5.6%
   Accor SA ..................................      Hotels Restaurants & Leisure              54,680             2,130,577
   Aventis SA ................................             Pharmaceuticals                   147,920             7,184,635
   AXA SA ....................................                Insurance                      178,712             3,168,757
   Michelin SA, B ............................             Auto Components                   111,080             4,509,885
   Pechiney SA, A ............................             Metals & Mining                    44,000             2,230,361
   Suez SA ...................................   Multi-Utilities & Unregulated Power         180,000             2,839,827
   Total SA, B ...............................                Oil & Gas                       23,322             3,577,049
                                                                                                            ---------------
                                                                                                                25,641,091
                                                                                                            ---------------


10 |  Annual Report


Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)

   GERMANY 6.5%
   BASF AG ...................................                Chemicals                       72,200        $    3,353,051
   Bayer AG, Br. .............................                Chemicals                      100,000             2,143,100
   Celesio AG ................................    Health Care Providers & Services           105,466             4,226,375
   Deutsche Post AG ..........................         Air Freight & Logistics               299,800             4,739,765
   E.ON AG ...................................           Electric Utilities                  135,000             6,966,174
   Hugo Boss AG ..............................     Textiles Apparel & Luxury Goods           108,000             1,909,028
   Muenchener
    Rueckversicherungs-Gesellschaft ..........                Insurance                       16,960             1,739,888
   Volkswagen AG .............................               Automobiles                      96,600             4,740,753
                                                                                                            ---------------
                                                                                                                29,818,134
                                                                                                            ---------------
   HONG KONG 1.3%
   Cheung Kong Holdings Ltd. .................               Real Estate                     390,000             3,025,252
   Hutchison Whampoa Ltd. ....................        Industrial Conglomerates               221,650             1,634,094
   Swire Pacific Ltd., A .....................     Diversified Financial Services            170,000               954,695
   Swire Pacific Ltd., B .....................     Diversified Financial Services            100,000                85,905
                                                                                                            ---------------
                                                                                                                 5,699,946
                                                                                                            ---------------
   INDIA .9%
   ICICI Bank Ltd. ...........................            Commercial Banks                   291,249             1,140,471
   ICICI Bank Ltd., ADR ......................            Commercial Banks                   126,375             1,224,574
   Satyam Computers Services Ltd. ............               IT Services                      43,400               214,538
   Satyam Computers Services Ltd., ADR .......               IT Services                     140,100             1,668,591
                                                                                                            ---------------
                                                                                                                 4,248,174
                                                                                                            ---------------
   ISRAEL .8%
a  Check Point Software Technologies Ltd. ....                Software                       209,800             3,665,206
                                                                                                            ---------------
   ITALY 1.5%
   Eni SpA ...................................                Oil & Gas                      304,000             4,592,558
   Riunione Adriatica di Sicurta SpA .........                Insurance                      158,701             2,282,515
                                                                                                            ---------------
                                                                                                                 6,875,073
                                                                                                            ---------------
   JAPAN 6.2%
   East Japan Railway Co. ....................               Road & Rail                         520             2,197,120
   Hitachi Ltd. ..............................   Electronic Equipment & Instruments          317,000             1,727,905
   Kikkoman Corp. ............................              Food Products                    330,000             2,092,904
   Komatsu Ltd. ..............................                Machinery                      771,000             4,400,806
a  NEC Corp. .................................         Computers & Peripherals               400,000             2,982,516
   Nintendo Co. Ltd. .........................                Software                        28,600             2,380,065
   Nippon Telegraph & Telephone Corp. ........ Diversified Telecommunication Services            793             3,493,332
   Nomura Holdings Inc. ......................             Capital Markets                   184,000             2,677,683
   Sompo Japan Insurance Inc. ................                Insurance                      610,000             3,758,913
   Sony Corp. ................................           Household Durables                   85,200             2,803,977
                                                                                                            ---------------
                                                                                                                28,515,221
                                                                                                            ---------------

                                                            Annual Report  | 11


Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)

   MEXICO .7%
   Telefonos de Mexico SA de CV (Telmex),
    L, ADR ..................................  Diversified Telecommunication Services        112,500        $    3,409,875
                                                                                                            ---------------
   NETHERLANDS 3.5%
   IHC Caland NV ............................        Energy Equipment & Services              42,000             2,121,142
   ING Groep NV .............................      Diversified Financial Services            243,000             4,738,184
   Koninklijke Philips Electronics NV .......            Household Durables                  283,857             6,918,553
   Wolters Kluwer NV ........................                   Media                        135,000             2,100,227
                                                                                                            ---------------
                                                                                                                15,878,106
                                                                                                            ---------------
   NORWAY 1.6%
   Norsk Hydro ASA ..........................                 Oil & Gas                       94,000             4,940,669
   Norske Skogindustrier ASA, A .............          Paper & Forest Products               130,000             2,323,860
                                                                                                            ---------------
                                                                                                                 7,264,529
                                                                                                            ---------------
   PORTUGAL .4%
   Portugal Telecom SGPS SA .................  Diversified Telecommunication Services        240,300             1,735,971
                                                                                                            ---------------
   SINGAPORE .7%
   DBS Group Holdings Ltd. ..................             Commercial Banks                   433,900             3,118,912
                                                                                                            ---------------
   SOUTH KOREA 5.0%
   Kookmin Bank .............................             Commercial Banks                    98,694             3,597,630
   Korea Electric Power Corp. ...............            Electric Utilities                   90,470             1,481,919
   KT Corp., ADR ............................  Diversified Telecommunication Services        125,800             2,371,330
   LG Electronics Inc. ......................            Household Durables                   93,600             5,084,150
   Samsung Electronics Co. Ltd. ............. Semiconductors & Semiconductor Equipment        28,420            10,492,425
                                                                                                            ---------------
                                                                                                                23,027,454
                                                                                                            ---------------
   SPAIN 3.1%
   Endesa SA ................................            Electric Utilities                   74,200             1,155,162
   Iberdrola SA, Br. ........................            Electric Utilities                  202,000             3,433,089
   Repsol YPF SA ............................                 Oil & Gas                      171,000             2,887,454
   Telefonica SA ............................  Diversified Telecommunication Services        587,010             6,908,805
                                                                                                            ---------------
                                                                                                                14,384,510
                                                                                                            ---------------
   SWEDEN 4.7%
   Atlas Copco AB, A ........................                 Machinery                      151,930             4,542,709
   Electrolux AB, B .........................            Household Durables                  186,250             4,154,383
   Foreningssparbanken AB, A ................             Commercial Banks                   205,200             2,687,342
   Nordea AB, FDR ...........................             Commercial Banks                   612,000             3,144,560
   Securitas AB .............................      Commercial Services & Supplies            194,500             2,384,377
   Volvo AB, B ..............................                 Machinery                      183,333             4,429,181
                                                                                                            ---------------
                                                                                                                21,342,552
                                                                                                            ---------------
   SWITZERLAND 3.7%
   Adecco SA ................................      Commercial Services & Supplies             72,560             3,668,022
a  Clariant AG ..............................                 Chemicals                      136,000             1,844,990
   Nestle SA ................................               Food Products                     15,560             3,388,526
   SIG Holding AG ...........................                 Machinery                       25,000             3,213,023
   Swiss Reinsurance Co. ....................                 Insurance                       79,620             4,889,022
                                                                                                            ---------------
                                                                                                                17,003,583
                                                                                                            ---------------


12 |  Annual Report


Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   COMMON STOCKS (CONT.)
   UNITED KINGDOM 10.0%
   Abbey National PLC ........................            Commercial Banks                   395,000        $    3,292,656
   Amersham PLC ..............................    Health Care Equipment & Supplies           234,215             1,921,549
   BAE Systems PLC ...........................           Aerospace & Defense                 910,610             2,459,415
   Brambles Industries PLC ...................     Commercial Services & Supplies            785,928             2,318,463
a  British Airways PLC .......................                Airlines                       748,000             2,212,493
   Cable & Wireless PLC ...................... Diversified Telecommunication Services      1,196,000             2,251,214
   Cadbury Schweppes PLC .....................              Food Products                    383,920             2,319,758
a  CellTech Group PLC ........................              Biotechnology                    163,200               861,549
   Hanson PLC ................................         Construction Materials                443,431             2,893,268
   Imperial Chemical Industries PLC ..........                Chemicals                      490,909             1,506,404
   Kidde PLC .................................          Electrical Equipment               1,200,000             1,841,160
   Rolls-Royce Group PLC .....................           Aerospace & Defense               1,000,000             2,685,026
   Shell Transport & Trading Co. PLC, ADR ....                Oil & Gas                      120,000             4,612,800
a  Shire Pharmaceuticals Group PLC ...........             Pharmaceuticals                   334,200             2,526,812
   Smiths Group PLC ..........................        Industrial Conglomerates               182,870             2,036,356
   Standard Chartered PLC ....................            Commercial Banks                   165,600             2,215,998
   Unilever PLC ..............................              Food Products                    565,400             4,601,292
   WPP Group PLC .............................                  Media                        336,000             3,063,919
                                                                                                            ---------------
                                                                                                                45,620,132
                                                                                                            ---------------
   UNITED STATES 15.5%
   Abbott Laboratories .......................             Pharmaceuticals                   150,000             6,045,000
   Albertson's Inc. ..........................        Food & Staples Retailing               105,000             2,207,100
   American International Group Inc. .........                Insurance                       65,240             3,886,347
a  AT&T Wireless Services Inc. ...............   Wireless Telecommunication Services         500,000             4,310,000
a  BMC Software Inc. .........................                Software                       148,350             2,177,778
   Boise Cascade Corp. .......................         Paper & Forest Products               108,000             2,943,000
   Bristol-Myers Squibb Co. ..................             Pharmaceuticals                   128,500             3,260,045
   CIGNA Corp. ...............................    Health Care Providers & Services            47,600             2,269,568
   Electronic Data Systems Corp. .............               IT Services                       2,000                43,660
   Georgia-Pacific Corp. .....................         Paper & Forest Products               144,000             3,336,480
   International Paper Co. ...................         Paper & Forest Products               109,000             4,419,950
   Kraft Foods Inc., A .......................              Food Products                    110,000             3,267,000
   Mylan Laboratories Inc. ...................             Pharmaceuticals                   225,000             8,190,000
   Pfizer Inc. ...............................             Pharmaceuticals                   126,462             3,783,743
   Procter & Gamble Co. ......................           Household Products                   61,700             5,385,793
   SBC Communications Inc. ................... Diversified Telecommunication Services        205,200             4,614,948
a  Synopsys Inc. .............................                Software                        46,500             3,171,765
   Target Corp. ..............................            Multiline Retail                   106,460             4,322,276
   Temple-Inland Inc. ........................         Containers & Packaging                 10,500               522,690
a  Toys R Us Inc. ............................            Specialty Retail                   195,000             2,655,900
                                                                                                            ---------------
                                                                                                                70,813,043
                                                                                                            ---------------
   TOTAL COMMON STOCKS
    (COST $333,224,234) ......................                                                                 379,680,790
                                                                                                            ---------------

                                                            Annual Report  | 13


Templeton Capital Accumulator Fund

STATEMENT OF INVESTMENTS, AUGUST 31, 2003 (CONTINUED)


---------------------------------------------------------------------------------------------------------------------------
                                                              INDUSTRY                       SHARES              VALUE
---------------------------------------------------------------------------------------------------------------------------
   PREFERRED STOCKS .8%
   AUSTRALIA .5%
   News Corp. Ltd., pfd. ........................               Media                        312,000        $    2,231,456
                                                                                                            ---------------
   GERMANY .3%
   Hugo Boss AG, pfd. ...........................  Textiles Apparel & Luxury Goods            90,000             1,669,906
                                                                                                            ---------------
   TOTAL PREFERRED STOCKS (COST $3,008,871) .....                                                                3,901,362
                                                                                                            ---------------
   SHORT TERM INVESTMENTS (COST $73,964,485) 16.2%
b  Franklin Institutional Fiduciary Trust
    Money Market Portfolio ......................                                         73,964,485            73,964,485
                                                                                                            ---------------
   TOTAL INVESTMENTS (COST $410,197,590) 100.0% .                                                              457,546,637
   OTHER ASSETS, LESS LIABILITIES ...............                                                                   98,436
                                                                                                            ---------------
   NET ASSETS 100.0% ............................                                                           $  457,645,073
                                                                                                            ---------------


CURRENCY ABBREVIATIONS: | EUR - Euro | FIM - Finnish Markka
                        | SEK - Swedish Krona



aNon-income producing.
bSee Note 6 regarding investments in the Franklin Institutional Fiduciary Trust Money Market Portfolio.



14 |  See notes to financial statements.  |  Annual Report


Templeton Capital Accumulator Fund

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES
August 31, 2003

Assets:
 Investments in securities:
  Cost .....................................................................................................  $410,197,590
                                                                                                              -------------
  Value ....................................................................................................   457,546,637
 Foreign currency, at value and cost .......................................................................       245,614
 Receivables:
  Investment securities sold ...............................................................................       245,196
  Capital shares sold ......................................................................................        85,896
  Dividends ................................................................................................       927,510
                                                                                                              -------------
      Total assets .........................................................................................   459,050,853
                                                                                                              -------------
Liabilities:
 Payables:
  Investment securities purchased ..........................................................................       611,239
  Capital shares redeemed ..................................................................................        50,008
  Affiliates ...............................................................................................       350,688
 Other liabilities .........................................................................................       393,845
                                                                                                              -------------
      Total liabilities ....................................................................................     1,405,780
                                                                                                              -------------
        Net assets, at value ...............................................................................  $457,645,073
                                                                                                              -------------
Net assets consist of:
 Undistributed net investment income .......................................................................  $  4,612,910
 Net unrealized appreciation (depreciation) ................................................................    47,346,912
 Accumulated net realized gain (loss) ......................................................................   (27,782,048)
 Capital shares ............................................................................................   433,467,299
                                                                                                              -------------
        Net assets, at value ...............................................................................  $457,645,073
                                                                                                              -------------
Net asset value and maximum offering price per share ($457,645,073 / 44,938,694 shares outstanding) ........        $10.18
                                                                                                              -------------

                     Annual Report  |  See notes to financial statements.  | 15


Templeton Capital Accumulator Fund

FINANCIAL STATEMENTS (CONTINUED)


STATEMENT OF OPERATIONS
for the year ended August 31, 2003

Dividend Income (net of foreign taxes of $991,914) ........................................................    $ 9,171,053
                                                                                                              -------------
Expenses:
 Management fees (Note 3) .................................................................................      2,635,617
 Administrative fees (Note 3) .............................................................................        532,272
 Distribution fees ( Note 3) ..............................................................................        406,387
 Custodian fees ...........................................................................................         88,650
 Reports to shareholders ..................................................................................        386,000
 Professional fees ........................................................................................         78,850
 Trustees' fees and expenses ..............................................................................         26,400
 Other ....................................................................................................          7,664
                                                                                                              -------------
      Total expenses ......................................................................................      4,161,840
                                                                                                              -------------
        Net investment income .............................................................................      5,009,213
                                                                                                              -------------
Realized and unrealized gains (losses):
 Net realized gain (loss) from:
  Investments .............................................................................................    (15,945,173)
  Foreign currency transactions ...........................................................................         31,996
                                                                                                              -------------
      Net realized gain (loss) ............................................................................    (15,913,177)
 Net unrealized appreciation (depreciation) on:
  Investments .............................................................................................     58,466,103
  Translation of assets and liabilities denominated in foreign currencies .................................        (40,713)
                                                                                                              -------------
      Net unrealized appreciation (depreciation) ..........................................................     58,425,390
                                                                                                              -------------
Net realized and unrealized gain (loss) ...................................................................     42,512,213
                                                                                                              -------------
Net increase (decrease) in net assets resulting from operations ...........................................   $ 47,521,426
                                                                                                              -------------



16 |  See notes to financial statements.  |  Annual Report


Templeton Capital Accumulator Fund

FINANCIAL STATEMENTS (CONTINUED)

STATEMENTS OF CHANGES IN NET ASSETS
for the years ended August 31, 2003 and 2002

                                                                                            -----------------------------------
                                                                                                   2003               2002
                                                                                            -----------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................................................................   $  5,009,213       $  4,156,972
  Net realized gain (loss) from investments and foreign currency transactions .............    (15,913,177)        (6,669,397)
  Net unrealized appreciation (depreciation) on investments and translation of assets and
   liabilities denominated in foreign currencies ..........................................     58,425,390        (49,926,876)
                                                                                            -----------------------------------
      Net increase (decrease) in net assets resulting from operations .....................     47,521,426        (52,439,301)

Distributions to shareholders from net investment income ..................................     (3,882,934)        (3,898,590)

Capital share transactions (Note 2) .......................................................     59,964,520         46,144,060
                                                                                            -----------------------------------
      Net increase (decrease) in net assets ...............................................    103,603,012        (10,193,831)

Net assets:
 Beginning of year ........................................................................   $354,042,061        364,235,892
                                                                                            -----------------------------------
 End of year ..............................................................................   $457,645,073       $354,042,061
                                                                                            -----------------------------------
Undistributed net investment income included in net assets:
 End of year ..............................................................................   $  4,612,910       $  3,474,272
                                                                                            -----------------------------------

                    Annual Report  |  See notes to financial statements.  | 17

Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Templeton Capital Accumulator Fund is registered under the Investment Company Act of 1940 as a diversified, open-end investment company. Shares of the Fund are offered to the general public only through Templeton Capital Accumulation Plans. The Fund seeks long term capital growth. Under normal market conditions, the Fund invests in equity securities and debt obligations of companies and governments of any nation. The following summarizes the Fund's significant accounting policies.

A. SECURITY VALUATION

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

B. FOREIGN CURRENCY TRANSLATION

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the recorded amounts of dividends, interest and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

C. FOREIGN CURRENCY CONTRACTS

When the Fund purchases or sells foreign securities it may enter into foreign exchange contracts to minimize foreign exchange risk from the trade date to the settlement date of the transactions. A foreign exchange contract is an agreement between two parties to exchange different currencies at an agreed upon exchange rate on a specified date. Realized and unrealized gains and losses are included in the Statement of Operations.



18 |  Annual Report



Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. FOREIGN CURRENCY CONTRACTS (CONTINUED)

The risks of these contracts include movement in the values of the foreign currencies relative to the U.S. dollar and the possible inability of the counterparties to fulfill their obligations under the contracts.

D. INCOME TAXES

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable income.

E. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Certain income from foreign securities is recorded as soon as information is available to the Fund. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

F. ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

G. GUARANTEES AND INDEMNIFICATIONS

Under the Fund's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

2. SHARES OF BENEFICIAL INTEREST

At August 31, 2003, there were an unlimited number of shares of beneficial interest authorized ($0.01 par value). Transactions in the Fund's shares were as follows:

                                   -------------------------------------------------------------------
                                                             YEAR ENDED AUGUST 31,
                                                2003                                 2002
                                   -------------------------------------------------------------------
                                       SHARES          AMOUNT              SHARES           AMOUNT
                                   -------------------------------------------------------------------
Shares sold ......................   8,128,145      $ 71,679,495          5,856,787      $ 59,954,071
Shares issued on reinvestment of
 distributions ...................     451,611         3,825,788            393,394         3,838,352
Shares redeemed ..................  (1,739,114)      (15,540,763)        (1,722,844)      (17,648,363)
                                   -------------------------------------------------------------------
Net increase (decrease) ..........   6,840,642      $ 59,964,520          4,527,337      $ 46,144,060
                                   -------------------------------------------------------------------


                                                            Annual Report  | 19



NOTES TO FINANCIAL STATEMENTS (CONTINUED)



3. TRANSACTIONS WITH AFFILIATES

Certain officers of the Fund are also officers or directors of Templeton Investment Counsel, LLC (TIC), Franklin Templeton Services, LLC (FT Services), and Franklin/Templeton Distributors, Inc. (Distributors), the Fund's investment manager, administrative manager and principal underwriter, respectively.

The Fund pays an investment management fee to TIC of 0.75% per year of the average daily net assets of the Fund.

The Fund pays an administrative fee to FT Services based on the Fund's average daily net assets as follows:

---------------------------------------------------------------------------
ANNUALIZED FEE RATE     AVERAGE DAILY NET ASSETS
---------------------------------------------------------------------------
        0.15%           First $200 million
        0.135%          Over $200 million, up to and including $700 million
        0.10%           Over $700 million, up to and including $1.2 billion
        0.075%          Over $1.2 billion

The Fund reimburses Distributors up to a blended rate of .10% of average daily net assets per year attributable to Templeton Capital Accumulator Plan I and ..30% of average daily net assets per year attributable to Templeton Capital Accumulator Plan II, for costs incurred in marketing the Fund's shares. Under the distribution plan, costs and expenses exceeding the maximum may be reimbursed in subsequent periods. At August 31, 2003, Distributors advised the Fund that unreimbursed costs were $454,149. Distributors received net commissions from sales of the Fund's shares for the year of $547,280.


4. INCOME TAXES

At August 31, 2003, the cost of investments, net unrealized appreciation (depreciation) and undistributed ordinary income for income tax purposes were as follows:

Cost of investments ........................................   $410,197,590
                                                               -------------
Unrealized appreciation ....................................     77,639,230
Unrealized depreciation ....................................    (30,290,183)
                                                               -------------
Net unrealized appreciation (depreciation) .................   $ 47,349,047
                                                               -------------
Distributable earnings--ordinary income ....................   $  4,612,910
                                                               -------------



20 |  Annual Report




Templeton Capital Accumulator Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)


4. INCOME TAXES (CONTINUED)

The tax character of distributions paid during the years ended August 31, 2003 and 2002, was as follows:

                                              --------------------------
                                                  2003           2002
                                              --------------------------
Distributions paid from:
 Ordinary income ...........................  $3,882,934      $3,898,590
                                              --------------------------


Net investment income and net realized capital gains differ for financial statement and tax purposes primarily due to differing treatments of losses realized subsequent to October 31 on the sale of securities.

At August 31, 2003, the Fund had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

Capital loss carryovers expiring in:
 2010 ....................................................... $3,847,447
 2011 .......................................................  5,327,434
                                                              ----------
                                                              $9,174,881
                                                              ----------

At August 31, 2003, the Fund had deferred capital losses occurring subsequent to October 31, 2002 of $18,607,167. For tax purposes, such losses will be reflected in the year ending August 31, 2004.


5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended August 31, 2003 aggregated $80,562,170 and 70,031,255, respectively.


6. INVESTMENTS IN FRANKLIN INSTITUTIONAL FIDUCIARY TRUST MONEY MARKET PORTFOLIO

The Fund may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Franklin Advisers Inc. (an affiliate of the Investment Manager). Management fees paid by the Fund are reduced on assets invested in the Sweep Money Fund in an amount not to exceed the management fees paid by the Sweep Money Fund. The Fund earned $477,093 of dividend income from investment in the Sweep Money Fund for the year ended August 31, 2003.



                                                           Annual Report  | 21


Templeton Capital Accumulator Fund

INDEPENDENT AUDITORS' REPORT


TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF TEMPLETON CAPITAL ACCUMULATOR FUND

In our opinion, the accompanying statement of assets and liabilities, including the statement of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Templeton Capital Accumulator Fund (the OFundO) at August 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as Ofinancial statementsO) are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California
October 3, 2003





22 |  Annual Report


Templeton Capital Accumulator Fund

TAX DESIGNATION (UNAUDITED)


Under Section 854(b)(2) of the Internal Revenue Code, the Fund hereby designates 37.74% of the ordinary income dividends as income qualifying for the dividends received deduction for the fiscal year ended August 31, 2003.

Under Section 854(b)(2) of the Internal Revenue Code (Code), the Fund hereby designates up to a maximum of $7,421,201 as qualified dividends for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2003. In January 2004, shareholders will receive Form 1099-DIV which will include their share of qualified dividends distributed during the calendar year 2003. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual income tax returns.

At August 31, 2003, more than 50% of the Fund's total assets were invested in securities of foreign issuers. In most instances, foreign taxes were withheld from dividends paid to the Fund on these investments. As shown in the table below, the Fund hereby designates to shareholders the foreign source income and foreign taxes paid, pursuant to Section 853 of the Internal Revenue Code. This designation will allow shareholders of record on October 23, 2003, to treat their proportionate share of foreign taxes paid by the Fund as having been paid directly by them. The shareholder shall consider these amounts as foreign taxes paid in the tax year in which they receive the Fund distribution.

The following table provides a breakdown by country of foreign taxes paid and foreign source income as designated by the fund to shareholders.

--------------------------------------------------------------------------------
                                                 Foreign Tax     Foreign Source
Country                                         Paid Per Share  Income Per Share
--------------------------------------------------------------------------------
Australia .........................................  0.0000           0.0031
Bermuda ...........................................  0.0000           0.0018
Brazil ............................................  0.0002           0.0009
Canada ............................................  0.0022           0.0086
Chile .............................................  0.0000           0.0003
China .............................................  0.0000           0.0009
Finland ...........................................  0.0004           0.0017
France ............................................  0.0020           0.0087
Germany ...........................................  0.0030           0.0136
Hong Kong .........................................  0.0000           0.0020
India .............................................  0.0002           0.0013
Italy .............................................  0.0015           0.0060
Japan .............................................  0.0005           0.0028
Mexico ............................................  0.0000           0.0016
Netherlands .......................................  0.0017           0.0068
Norway ............................................  0.0008           0.0032
Singapore .........................................  0.0004           0.0010
South Korea .......................................  0.0012           0.0045
Spain .............................................  0.0008           0.0044
Sweden ............................................  0.0024           0.0095
Switzerland .......................................  0.0006           0.0024
United Kingdom ....................................  0.0037           0.0210
                                                    ------------------------
TOTAL ............................................. $0.0216          $0.1061
                                                    ========================

In January 2004, shareholders will receive Form 1099-DIV which will include their share of taxes paid and foreign source income distributed during the calendar year 2003. Shareholders are advised to check with their advisors for information on the treatment of these amounts on their 2003 individual income tax returns.



                                                           Annual Report  | 23


BOARD MEMBERS AND OFFICERS

The name, age and address of the officers and board members, as well as their affiliations, positions held with the Trust, principal occupations during the past five years and number of U.S. registered portfolios overseen in the Franklin Templeton Investments fund complex are shown below. Each board member will serve until that person's successor is elected and qualified.

INDEPENDENT BOARD MEMBERS


---------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                               LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION      TIME SERVED     BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
HARRIS J. ASHTON (71)            Trustee       Since 1992      142                          Director, Bar-S Foods (meat packing
500 East Broward Blvd.                                                                      company).
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various companies; and FORMERLY, Director, RBC Holdings, Inc. (bank holding company) (until 2002); and President,
Chief Executive Officer and Chairman of the Board, General Host Corporation (nursery and craft centers) (until 1998).
---------------------------------------------------------------------------------------------------------------------------------
FRANK J. CROTHERS (59)           Trustee       Since 2000      17                           None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Atlantic Equipment & Power Ltd.; Chairman, Ventures Resources Corporation (Vice Chairman 1996-2003); Vice Chairman,
Caribbean Utilities Co. Ltd.; Director and President, Provo Power Company Ltd.; Director, Caribbean Electric Utility Services
Corporation (Chairman until 2002); and director of various other business and nonprofit organizations.
---------------------------------------------------------------------------------------------------------------------------------
S. JOSEPH FORTUNATO (71)         Trustee       Since 1992      143                          None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Attorney; and FORMERLY, member of the law firm of Pitney, Hardin, Kipp & Szuch.
---------------------------------------------------------------------------------------------------------------------------------
ANDREW H. HINES, JR. (80)        Trustee       Since 1991      28                           None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Consultant, Triangle Consulting Group; and Executive-in-Residence, Eckerd College (1991-2002); Chairman and Director, FORMERLY,
Precise Power Corporation (1990-1997); Director, Checkers Drive-In Restaurants, Inc. (1994-1997); and Chairman of the Board and
Chief Executive Officer, Florida Progress Corporation (holding company in the energy area) (1982-1990) and director of various of its subsidiaries.
---------------------------------------------------------------------------------------------------------------------------------

24| Annual Report



-----------------------------------------------------------------------------------------------------------------------------------
                                                                  NUMBER OF PORTFOLIOS IN
                                             LENGTH OF            FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION    TIME SERVED          BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
-----------------------------------------------------------------------------------------------------------------------------------
EDITH E. HOLIDAY (51)            Trustee     Since 2000           92                       Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                     (exploration and refining of oil and
Suite 2100                                                                                 gas); Hercules Incorporated
Fort Lauderdale, FL 33394-3091                                                             (chemicals, fibers and resins); Beverly
                                                                                           Enterprises, Inc. (health care);
                                                                                           H.J. Heinz Company (processed foods
                                                                                           and allied products); RTI International
                                                                                           Metals, Inc. (manufacture and
                                                                                           distribution of titanium); and
                                                                                           Canadian National Railway (railroad).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various companies and trusts; and FORMERLY, Assistant to the President of the United States and Secretary of
the Cabinet (1990- 1993); General Counsel to the United States Treasury Department (1989-1990); and Counselor to the Secretary and
Assistant Secretary for Public Affairs and Public Liaison-United States Treasury Department (1988-1989).
-----------------------------------------------------------------------------------------------------------------------------------
BETTY P. KRAHMER (74)            Trustee     Since 1990           21                       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director or Trustee of various civic associations; and FORMERLY, Economic Analyst, U.S. government.
-----------------------------------------------------------------------------------------------------------------------------------
GORDON S. MACKLIN (75)           Trustee     Since 1993           142                      Director, White Mountains Insurance
500 East Broward Blvd.                                                                     Group, Ltd. (holding company);
Suite 2100                                                                                 Martek Biosciences Corporation;
Fort Lauderdale, FL 33394-3091                                                             MedImmune, Inc. (biotechnology);
                                                                                           Overstock.com (Internet services);
                                                                                           and Spacehab, Inc. (aerospace
                                                                                           services); and FORMERLY, Director, MCI
                                                                                           Communication Corporation
                                                                                           (subsequently known as MCI WorldCom,
                                                                                           Inc. and WorldCom, Inc.)
                                                                                           (communications services) (1988-2002).
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Deputy Chairman, White Mountains Insurance Group, Ltd. (holding company); and FORMERLY, Chairman, White River Corporation
(financial services) (1993-1998) and Hambrecht & Quist Group (investment banking) (1987-1992); and President, National Association of Securities Dealers, Inc. (1970-1987).
-----------------------------------------------------------------------------------------------------------------------------------
FRED R. MILLSAPS (74)            Trustee     Since 1990           28                       None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
-----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Director of various business and nonprofit organizations; manager of personal investments (1978-present); and FORMERLY, Chairman and Chief Executive Officer, Landmark Banking Corporation (1969-1978); Financial Vice President, Florida Power and Light
(1965-1969); and Vice President, Federal Reserve Bank of Atlanta (1958-1965).
-----------------------------------------------------------------------------------------------------------------------------------


                                                             Annual Report | 25



---------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                             LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION    TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
Frank A. Olson (71)              Trustee     Since May 2003     17                       Director, Becton, Dickinson and Co.
500 East Broward Blvd.                                                                   (medical technology); White
Suite 2100                                                                               Mountains Insurance Group Ltd.
Fort Lauderdale, FL 33394-3091                                                           (holding company); and Amerada
                                                                                         Hess Corporation (exploration and
                                                                                         refining of oil and gas).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, The Hertz Corporation (car rental) (since 1980) (Chief Executive Officer 1977-1999); and FORMERLY,
Chairman of the Board, President and Chief Executive Officer, UAL Corporation (airlines).
---------------------------------------------------------------------------------------------------------------------------------
CONSTANTINE D. TSERETOPOULOS     Trustee     Since 2000         17                       None
(49)
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Physician, Lyford Cay Hospital (1987-present); director of various nonprofit Cardiology Fellow, University of organizations; and
FORMERLY, Maryland (1985-1987) and Internal Medicine Resident, Greater Baltimore Medical Center (1982-1985).
---------------------------------------------------------------------------------------------------------------------------------

INTERESTED BOARD MEMBERS AND OFFICERS

---------------------------------------------------------------------------------------------------------------------------------
                                                                NUMBER OF PORTFOLIOS IN
                                             LENGTH OF          FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION    TIME SERVED        BY BOARD MEMBER*         OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
**Nicholas F. Brady (73)         Trustee     Since 1993         21                       Director, Amerada Hess Corporation
500 East Broward Blvd.                                                                   (exploration and refining of oil and
Suite 2100                                                                               gas); and C2, Inc. (operating and
Fort Lauderdale, FL 33394-3091                                                           investment business); and FORMERLY,
                                                                                         Director, H.J. Heinz Company
                                                                                         (processed foods and allied
                                                                                         products) (1987-1988; 1993-2003).
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman, Templeton Emerging Markets Investment Trust PLC, Darby Overseas Investments, Ltd., Darby Emerging Markets Investments
LDC and Darby Technology Ventures Group, LLC (investment firms) (1994-present); Director, Templeton Capital Advisors Ltd. and
Franklin Templeton Investment Fund; and FORMERLY, Secretary of the United States Department of the Treasury (1988-1993); Chairman
of the Board, Dillon, Read & Co., Inc. (investment banking) (until 1988); and U.S. Senator, New Jersey (April 1982-December 1982).
---------------------------------------------------------------------------------------------------------------------------------
**Charles B. Johnson (70)        Trustee,    Vice President     142                      None
One Franklin Parkway             Chairman of since 1992 and
San Mateo, CA 94403-1906         the Board   Chairman of the
                                 and Vice    Board and Trustee
                                 President   since 1995
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Chairman of the Board, Chief Executive Officer, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice
President, Franklin Templeton Distributors, Inc.; Director, Fiduciary Trust Company International; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 46 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------

26| Annual Report



---------------------------------------------------------------------------------------------------------------------------------
                                                               NUMBER OF PORTFOLIOS IN
                                                LENGTH OF      FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED    BY BOARD MEMBER*           OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
Harmon E. Burns (58)             Vice President Since 1996     Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member -- Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Executive Vice President, Franklin Advisers, Inc.; Director, Franklin Investment Advisory Services,
Inc.; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc.
and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JEFFERY A. EVERETT (39)          Vice President Since 2001     Not Applicable             None
PO Box N-7759
Lyford Cay, Nassau, Bahamas
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Director, Templeton Global Advisors Limited; officer of 15 of the investment companies in Franklin Templeton
Investments; and FORMERLY, Investment Officer, First Pennsylvania Investment Research (until 1989).
---------------------------------------------------------------------------------------------------------------------------------
MARTIN L. FLANAGAN (43)          Vice President Since 1991     Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Resources, Inc.; Senior Vice President and Chief Financial Officer, Franklin Mutual Advisers, LLC; Executive
Vice President, Chief Financial Officer and Director, Templeton Worldwide, Inc.; Executive Vice President and Chief Operating
Officer, Templeton Investment Counsel, LLC; President and Director, Franklin Advisers, Inc.; Executive Vice President, Franklin
Investment Advisory Services, Inc. and Franklin Templeton Investor Services, LLC; Chief Financial Officer, Franklin Advisory
Services, LLC; Chairman, Franklin Templeton Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JIMMY D. GAMBILL (56)            Senior Vice    Since 2002     Not Applicable             None
500 East Broward Blvd.           President and
Suite 2100                       Chief Executive
Fort Lauderdale, FL 33394-3091   Officer --
                                 Finance and
                                 Administration
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President, Franklin Templeton Services, LLC; Senior Vice President, Templeton Worldwide, Inc.; and officer of 51 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
DAVID P. GOSS (56)               Vice President Since 2000     Not Applicable             None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Associate General Counsel, Franklin Resources, Inc.; officer and director of one of the subsidiaries of Franklin Resources, Inc.;
officer of 51 of the investment companies in Franklin Templeton Investments; and FORMERLY, President, Chief Executive Officer and
Director, Property Resources Equity Trust (until 1999) and Franklin Select Realty Trust (until 2000).
---------------------------------------------------------------------------------------------------------------------------------

                                                            Annual Report | 27


---------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                LENGTH OF        FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION       TIME SERVED      BY BOARD MEMBER*             OTHER DIRECTORSHIPS HELD
---------------------------------------------------------------------------------------------------------------------------------
BARBARA J. GREEN (55)            Vice President Vice President   Not Applicable               None
One Franklin Parkway             and Secretary  since 2000 and
San Mateo, CA 94403-1906                        Secretary since
                                                1996
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President and Deputy General Counsel, Franklin Resources, Inc.; Secretary and Senior Vice President, Templeton Worldwide,
Inc.; Secretary, Franklin Mutual Advisers, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
51 of the investment companies in Franklin Templeton Investments; and FORMERLY, Deputy Director, Division of Investment
Management, Executive Assistant and Senior Advisor to the Chairman, Counselor to the Chairman, Special Counsel and Attorney
Fellow, U.S. Securities and Exchange Commission (1986-1995); Attorney, Rogers & Wells (until 1986); and Judicial Clerk, U.S.
District Court (District of Massachusetts) (until 1979).
---------------------------------------------------------------------------------------------------------------------------------
RUPERT H. JOHNSON, JR. (63)      Vice President Since 1996       Not Applicable               None
One Franklin Parkway
San Mateo, CA 94403-1906
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Member - Office of the Chairman and Director, Franklin Resources, Inc.; Vice President and Director, Franklin
Templeton Distributors, Inc.; Director, Franklin Advisers, Inc. and Franklin Investment Advisory Services, Inc.; Senior Vice
President, Franklin Advisory Services, LLC; and officer and/or director or trustee, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 49 of the investment companies in Franklin Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
JOHN R. KAY (63)                 Vice President Since 1994       Not Applicable               None
500 East Broward Blvd.
Suite 2100
Fort Lauderdale, FL 33394-3091
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Templeton Worldwide, Inc.; Assistant Vice President, Franklin Templeton Distributors, Inc.; Senior Vice
President, Franklin Templeton Services, LLC; and officer of one of the other subsidiaries of Franklin Resources, Inc. and of 32 of the investment companies in Franklin Templeton Investments; and FORMERLY, Vice President and Controller, Keystone Group, Inc.
---------------------------------------------------------------------------------------------------------------------------------
MICHAEL O. MAGDOL (66)           Vice President Since 2002       Not Applicable               Director, FTI Banque, Arch
600 Fifth Avenue                 - AML                                                        Chemicals, Inc. and Lingnan
Rockefeller Center               Compliance                                                   Foundation
New York, NY 10048-0772
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice Chairman, Chief Banking Officer and Director, Fiduciary Trust Company International; and officer and/or director, as the case may be, of some of the other subsidiaries of Franklin Resources, Inc. and of 47 of the investment companies in Franklin
Templeton Investments.
---------------------------------------------------------------------------------------------------------------------------------
GARY P. MOTYL (51)               President      President since  Not Applicable               None
500 East Broward Blvd.           and Chief      1994 and Chief
Suite 2100                       Executive      Executive
Fort Lauderdale, FL 33394-3091   Officer -      Officer -
                                 Investment     Investment
                                 Management     Management
                                                since 2002
---------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
President and Portfolio Manager, Templeton Investment Counsel, LLC; officer and/or director of other subsidiaries of Franklin
Resources, Inc.; and FORMERLY, Research Analyst and Portfolio Manager, Landmark First National Bank (1979-1981); and Security
Analyst, Standard & Poor's Corporation (1974-1979).
---------------------------------------------------------------------------------------------------------------------------------

28| Annual Report



----------------------------------------------------------------------------------------------------------------------------------
                                                                 NUMBER OF PORTFOLIOS IN
                                                 LENGTH OF       FUND COMPLEX OVERSEEN
NAME, AGE AND ADDRESS            POSITION        TIME SERVED     BY BOARD MEMBER*          OTHER DIRECTORSHIPS HELD
----------------------------------------------------------------------------------------------------------------------------------
Bruce S. Rosenberg (41)          Treasurer and   Treasurer since Not Applicable            None
500 East Broward Blvd.           Chief Financial 2000 and Chief
Suite 2100                       Officer         Financial
Fort Lauderdale, FL 33394-3091                   Officer
                                                 since 2002
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Vice President, Franklin Templeton Services, LLC; and officer of some of the other subsidiaries of Franklin Resources, Inc. and of
41 of the investment companies in Franklin Templeton Investments.
----------------------------------------------------------------------------------------------------------------------------------
Murray L. Simpson (66)           Vice President  Since 2000      Not Applicable            None
One Franklin Parkway
San Mateo, CA 94403-1906
----------------------------------------------------------------------------------------------------------------------------------
PRINCIPAL OCCUPATION DURING PAST 5 YEARS:
Executive Vice President and General Counsel, Franklin Resources, Inc.; officer and/or director, as the case may be, of some of the subsidiaries of Franklin Resources, Inc. and of 51 of the investment companies in Franklin Templeton Investments; and
FORMERLY, Chief Executive Officer and Managing Director, Templeton Franklin Investment Services (Asia) Limited (until 2000); and
Director, Templeton Asset Management Ltd. (until 1999).
----------------------------------------------------------------------------------------------------------------------------------

*We base the number of portfolios on each separate series of the U.S. registered investment companies within the Franklin Templeton Investments fund complex. These portfolios have a common investment adviser or affiliated investment advisers.

** Charles B. Johnson is considered an interested person of the Trust under the federal securities laws due to his position as an officer and director and major shareholder of Franklin Resources, Inc. (Resources), which is the parent company of the Trust's adviser and distributor. Nicholas F. Brady is considered an interested person of the Trust under the federal securities laws due to his business affiliations with Resources and Templeton Global Advisors Limited. On August 4, 2003, Resources announced that it had signed a definitive agreement under which it will acquire all of Darby Overseas Investments, Ltd. (Darby Investments) and the remaining portion not currently owned by Resources of Darby Overseas Partners, L.P. (Darby Partners). Mr. Brady will continue as Chairman of Darby Investments, which is the corporate general partner of Darby Partners. In addition, Darby Partners and Templeton Global Advisors Limited are limited partners of Darby Emerging Markets Fund, L.P. (DEMF). Mr. Brady will also continue to serve as Chairman of the corporate general partner of DEMF, and Darby Partners and Darby Investments own 100% of the stock of the general partner of DEMF. Resources also is an investor in Darby Technology Ventures Group, LLC (DTV) in which Darby Partners is a significant investor and for which Darby Partners has the right to appoint a majority of the directors. Templeton Global Advisors Limited also is a limited partner in Darby--BBVA Latin America Private Equity Fund, L.P. (DBVA), a private equity fund in which Darby Partners is a significant investor, and the general partner of which Darby Partners controls jointly with an unaffiliated third party. Mr. Brady is also a director of Templeton Capital Advisors Ltd. (TCAL), which serves as investment manager to certain unregistered funds. TCAL and Templeton Global Advisors Limited are both indirect subsidiaries of Resources.

Note: Charles B. Johnson and Rupert H. Johnson, Jr. are brothers.

THE SARBANES-OXLEY ACT OF 2002 AND RULES ADOPTED BY THE SECURITIES AND EXCHANGE COMMISSION REQUIRE THE FUND TO DISCLOSE WHETHER THE FUND'S AUDIT COMMITTEE INCLUDES AT LEAST ONE MEMBER WHO IS AN AUDIT COMMITTEE FINANCIAL EXPERT WITHIN THE MEANING OF SUCH ACT AND RULES. THE FUND'S BOARD OF TRUSTEES HAS DETERMINED THAT THERE IS AT LEAST ONE SUCH FINANCIAL EXPERT ON THE AUDIT COMMITTEE AND HAS DESIGNATED EACH OF FRED R. MILLSAPS AND FRANK A. OLSON AS AN AUDIT COMMITTEE FINANCIAL EXPERT. THE BOARD BELIEVES THAT MESSRS. MILLSAPS AND OLSON QUALIFY AS SUCH AN EXPERT IN VIEW OF THEIR EXTENSIVE BUSINESS BACKGROUND AND EXPERIENCE. MR. MILLSAPS, WHO IS CURRENTLY A DIRECTOR OF VARIOUS BUSINESS AND NONPROFIT ORGANIZATIONS, HAS SERVED AS A MEMBER AND CHAIRMAN OF THE FUND AUDIT COMMITTEE SINCE 1991 AND WAS FORMERLY CHAIRMAN AND CHIEF EXECUTIVE OFFICER OF LANDMARK BANKING CORPORATION AND FINANCIAL VICE PRESIDENT OF FLORIDA POWER AND LIGHT. MR. OLSON, WHO CURRENTLY SERVES AS CHAIRMAN OF THE BOARD OF THE HERTZ CORPORATION AND WAS ITS CHIEF EXECUTIVE OFFICER FROM 1977 TO 1999, IS A DIRECTOR AND AUDIT COMMITTEE MEMBER OF AMERADA HESS CORPORATION AND WHITE MOUNTAINS INSURANCE GROUP, LTD. AND A FORMER PRESIDENT AND CHIEF EXECUTIVE OFFICER OF UNITED AIRLINES. AS A RESULT OF SUCH BACKGROUND AND EXPERIENCE, THE BOARD OF TRUSTEES BELIEVES THAT MR. MILLSAPS AND MR. OLSON HAVE EACH ACQUIRED AN UNDERSTANDING OF GENERALLY ACCEPTED ACCOUNTING PRINCIPLES AND FINANCIAL STATEMENTS, THE GENERAL APPLICATION OF SUCH PRINCIPLES IN CONNECTION WITH THE ACCOUNTING ESTIMATES, ACCRUALS AND RESERVES, AND ANALYZING AND EVALUATING FINANCIAL STATEMENTS THAT PRESENT A BREADTH AND LEVEL OF COMPLEXITY OF ACCOUNTING ISSUES GENERALLY COMPARABLE TO THOSE OF THE FUND, AS WELL AS AN UNDERSTANDING OF INTERNAL CONTROLS AND PROCEDURES FOR FINANCIAL REPORTING AND AN UNDERSTANDING OF AUDIT COMMITTEE FUNCTIONS. MESSRS. MILLSAPS AND OLSON ARE INDEPENDENT TRUSTEES AS THAT TERM IS DEFINED UNDER THE APPLICABLE SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.

THE STATEMENT OF ADDITIONAL INFORMATION (SAI) INCLUDES ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS AND IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. SHAREHOLDERS MAY CALL 1-800/DIAL BEN (1-800/342-5236) TO REQUEST THE SAI.

                                                           Annual Report  | 29


Templeton Capital Accumulator Fund

PROXY VOTING POLICIES AND PROCEDURES


The Fund has established Proxy Voting Policies and Procedures (OPoliciesO) that the Fund uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Fund's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group.





30 |  Annual Report



[LOGO OMITTED]
FRANKLIN(R) TEMPLETON(R)
INVESTMENTS
One Franklin Parkway
San Mateo, CA 94403-1906



ANNUAL REPORT AND SHAREHOLDER LETTER
TEMPLETON CAPITAL
ACCUMULATOR FUND


AUDITORS
PricewaterhouseCoopers LLP
333 Market Street
San Francisco, CA  94105

PRINCIPAL UNDERWRITER
Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES
1-800/632-2301



This report must be preceded or accompanied by the current Templeton Capital Accumulator Fund prospectus, which contains more complete information including risk factors, charges and expenses. Like any investment in securities, the value of the Fund's portfolio will be subject to the risks of loss from market, currency, economic, political and other factors. The Fund and its investors are not protected from such losses by the Investment Manager. Therefore, investors who cannot accept this risk should not invest in shares of the Fund.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.



TCAP A2003 10/03



ITEM 2. CODE OF ETHICS.

(A) THE REGISTRANT HAS ADOPTED A CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS AND PRINCIPAL FINANCIAL AND ACCOUNTING OFFICER.

(C) N/A

(D) N/A

(F) PURSUANT TO ITEM 10(A), THE REGISTRANT IS ATTACHING AS AN EXHIBIT A COPY OF ITS CODE OF ETHICS THAT APPLIES TO ITS PRINCIPAL EXECUTIVE OFFICERS FINANCIAL AND ACCOUNTING OFFICER.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(A)(1) THE REGISTRANT HAS AN AUDIT COMMITTEE FINANCIAL EXPERT SERVING ON ITS AUDIT COMMITTEE.

(2) THE AUDIT COMMITTEE FINANCIAL EXPERTS ARE IS FRED R. MILLSAPS AND FRANK A. OLSON, WHO ARE "INDEPENDENT" AS DEFINED UNDER THE RELEVANT SECURITIES AND EXCHANGE COMMISSION RULES AND RELEASES.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES. N/A



ITEM 9. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(B) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

ITEM 10. EXHIBITS

(A) CODE OF ETHICS FOR PRINCIPAL EXECUTIVE AND SENIOR FINANCIAL OFFICERS.

(B)(1) CERTIFICATIONS PURSUANT TO SECTION 302 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER

(B(2) CERTIFICATIONS PURSUANT TO SECTION 906 OF THE SARBANES-OXLEY ACT OF 2002 OF JIMMY D. GAMBILL, CHIEF EXECUTIVE OFFICER - FINANCE AND ADMINISTRATION, AND BRUCE S. ROSENBERG, CHIEF FINANCIAL OFFICER



                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON CAPITAL ACCUMULATOR FUND

By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date   October 31, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/JIMMY D. GAMBILL
Chief Executive Officer - Finance and Administration
Date    October 31, 2003


By /s/BRUCE S. ROSENBERG
Chief Financial Officer
Date  October 31, 2003